Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current Assets
Cash	$ 179,471	$ 277,565
Other receivables	123	102
Prepaid expenses	11,145	224,777
Inventory	117,024	142,385
VAT tax receivable	692,434	573,541
Total current assets	1,000,197	1,218,369
Non-Current Assets
Fixed asset, net	4,646,036	4,647,816
Mining property	3,539,768	3,720,011
Land	556,693	585,040
Congo right to use	360,000	360,000
Total non-current assets	9,102,497	9,312,867
TOTAL ASSETS	10,102,694	10,531,236
Liabilities
Accounts payable	1,307,130	1,000,500
Convertible note payable, net of unamortized discount of $205,463 and $141,411 respectively	316,064	205,589
Notes payable	349,944	684,292
Notes payable - related party	1,090,727	1,825,929
Total current liabilities	3,063,865	3,716,310
Long Term Liabilities
Embedded derivative liability	2,909,604	0
Asset retirement obligations	401,760	396,474
Total long term liabilites	3,311,364	396,474
Total liabilities	6,375,229	4,112,784
Stockholders' Equity
Preferred stock, $.001 par value, 10,000,000 shares authorized, 291,376 and no shares issued and outstanding respectively	291	0
Common stock, $.001 par value, 100,000,000 shares authorized, 91,389,488 and 88,369,618 issued and outstanding respectively	91,389	88,369
Additional paid-in capital	6,932,207	6,234,946
Non-controlling interest	1,154,621	2,005,189
Accumulated other comprehensive income	932,206	1,217,828
Deficit accumulated during development stage	(5,383,249)	(3,127,879)
Total stockholders' equity	3,727,465	6,418,452
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,102,694	$ 10,531,236